Quarterly Holdings Report
for

Fidelity® Limited Term Municipal Income Fund

September 30, 2020

STM-QTLY-1120
1.807744.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Birmingham Arpt. Auth. Arpt. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured)	$450	$548
5% 7/1/27 (Build America Mutual Assurance Insured)	500	622
Black Belt Energy Gas District Bonds (Proj. No. 5) Series A, 4%, tender 10/1/26 (a)	4,000	4,652
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	2,630	2,692
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	585	624
5% 3/1/23	830	917
5% 3/1/24	1,225	1,402
5% 3/1/25	1,225	1,447
Series 2016 B:
5% 3/1/22	1,330	1,419
5% 3/1/24	1,210	1,385
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (a)	5,030	5,044
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/21	490	497
5% 3/1/22	3,145	3,299

TOTAL ALABAMA		24,548

Alaska - 0.4%
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	1,395	1,523
Series C, 5% 9/1/22	980	1,070
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	9,345	9,456

TOTAL ALASKA		12,049

Arizona - 3.5%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/23	1,950	2,229
5% 10/1/24	2,025	2,405
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/21	1,080	1,135
5% 12/1/22	785	861
5% 12/1/23	980	1,117
5% 12/1/24	1,465	1,731
Arizona State Lottery Rev. Series 2019, 5% 7/1/22	2,045	2,217
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	1,625	1,709
Series 2007, 2.7%, tender 8/14/23 (a)(b)	13,345	14,069
Series 2019, 5%, tender 6/3/24 (a)(b)	24,230	27,964
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 B, 1.65%, tender 3/31/23 (a)	1,505	1,518
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	980	1,063
Series 2017, 5% 7/1/22	3,320	3,574
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/21 (FSA Insured)	735	761
5% 7/1/22 (FSA Insured)	1,145	1,242
5% 7/1/23 (FSA Insured)	1,365	1,544
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (a)	5,115	6,271
Series 2016 A, 5% 1/1/25	4,725	5,573
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/25	840	997
Series 2019 B:
5% 7/1/24 (b)	1,550	1,777
5% 7/1/25 (b)	1,500	1,769
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,247
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,278
5% 12/1/22	2,415	2,660
5% 12/1/23	3,350	3,842
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	2,155	2,439
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	3,915	3,904
Univ. of Arizona Univ. Revs. Series 2013 A, 5% 6/1/25	1,140	1,277
Western Maricopa Ed. Ctr. District Series 2019 B:
4% 7/1/21	3,525	3,625
5% 7/1/26	2,000	2,503
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2010, 0.25%, tender 12/1/20 (a)	4,100	4,101

TOTAL ARIZONA		110,402

California - 2.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,075	5,633
Series B, 2.85%, tender 4/1/25 (a)	4,150	4,505
California Gen. Oblig.:
Series 2017, 5% 8/1/26	1,000	1,259
Series 2020:
4% 11/1/26	700	846
5% 11/1/24	2,000	2,380
5% 11/1/26	3,000	3,804
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 12/31/23 (b)	860	959
5% 6/30/24 (b)	665	753
5% 12/31/24 (b)	800	918
5% 6/30/25 (b)	1,000	1,162
5% 12/31/25 (b)	1,760	2,069
5% 6/30/26 (b)	1,360	1,614
5% 12/31/26 (b)	2,570	3,080
5% 6/30/27 (b)	1,910	2,305
5% 12/31/27 (b)	3,000	3,650
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.375%, tender 10/1/20 (a)	14,000	14,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/21	1,205	1,241
5% 6/1/22	1,685	1,808
5% 6/1/23	1,925	2,145
5% 6/1/24	1,085	1,252
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	3,290
Los Angeles Dept. Arpt. Rev.:
Series 2020 C, 5% 5/15/26 (b)	2,645	3,212
Series A, 5% 5/15/24 (b)	1,000	1,150
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000	11,109
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	980	1,092
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,197
5% 11/1/24	1,955	2,269
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	2,445	2,510
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (b)	1,000	1,213
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,572
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (a)	8,000	7,999

TOTAL CALIFORNIA		92,996

Colorado - 2.2%
Colorado Health Facilities Auth. Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	1,350	1,410
Series 2019 B:
5%, tender 8/1/25 (a)	2,950	3,428
5%, tender 8/1/26 (a)	2,035	2,425
5%, tender 11/19/26 (a)	6,680	8,372
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	1,840	1,829
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,170	5,405
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,720	1,936
Series 2019 H, 4.25% 11/1/49	870	981
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,916
Series 2014 A, 5% 6/1/23	3,775	4,218
Series 2020, 5% 6/1/26	1,000	1,239
Colorado Springs Utils. Rev. Series 2020:
5% 11/15/25	1,300	1,608
5% 11/15/25	1,000	1,237
5% 11/15/26	1,000	1,273
5% 11/15/26	900	1,145
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (a)	14,030	16,257
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/26	1,750	2,183
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	9,030	9,545

TOTAL COLORADO		69,407

Connecticut - 5.3%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	22,910	23,639
Series 2014 H, 5% 11/15/21	6,255	6,591
Series 2016 A, 5% 3/15/26	1,925	2,363
Series 2018 C, 5% 6/15/23	1,265	1,425
Series 2019 A:
5% 4/15/23	2,420	2,708
5% 4/15/25	4,380	5,238
5% 4/15/26	2,355	2,897
5% 4/15/30	965	1,260
Series 2019 B:
5% 2/15/23	14,690	16,326
5% 2/15/24	16,995	19,585
Series C, 4% 6/1/26	1,100	1,292
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (a)	16,680	16,775
Series 2014 B, 1.8%, tender 7/1/24 (a)	3,150	3,275
Series 2017 B, 0.55%, tender 7/3/23 (a)	15,000	15,045
Series X2, 1.8%, tender 2/9/21 (a)	12,000	12,069
Series 2016 A, 2%, tender 7/1/26 (a)	1,725	1,858
Series 2018 S:
5% 7/1/23	1,455	1,629
5% 7/1/24	1,000	1,158
Series 2019 A:
4% 7/1/23 (c)	1,045	1,070
4% 7/1/24 (c)	1,090	1,122
5% 7/1/25 (c)	705	760
5% 7/1/28 (c)	1,315	1,441
5% 7/1/29 (c)	940	1,033
Series 2019 Q-1:
5% 11/1/21	1,000	1,050
5% 11/1/23	1,870	2,126
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	1,905	1,950
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	1,650	1,822
Series A:
5% 5/1/24	1,000	1,165
5% 9/1/26	1,010	1,261
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	1,490	1,626
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	980	1,154
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,603
5% 1/1/26	3,735	4,554
Univ. of Connecticut Gen. Oblig.:
Series 2013 A, 5% 2/15/22	1,000	1,063
Series 2016 A, 5% 3/15/22	775	827
Series 2019 A:
5% 11/1/26	1,000	1,245
5% 11/1/26	1,065	1,326

TOTAL CONNECTICUT		166,331

Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)	1,475	1,485
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C, 5% 1/1/21	1,955	1,978
District Of Columbia - 1.9%
District of Columbia Income Tax Rev. Series 2020 A:
5% 3/1/23	1,075	1,200
5% 3/1/24	600	698
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (a)	7,540	7,829
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/23 (b)	1,305	1,361
5% 10/1/24 (b)	1,175	1,225
Series 2012 A, 5% 10/1/22 (b)	6,185	6,724
Series 2014 A, 5% 10/1/23 (b)	1,035	1,169
Series 2017 A, 5% 10/1/26 (b)	6,960	8,586
Series 2018 A:
5% 10/1/21 (b)	3,595	3,759
5% 10/1/23 (b)	3,000	3,389
Series 2019 A:
5% 10/1/22 (b)	1,815	1,973
5% 10/1/23 (b)	465	525
5% 10/1/25 (b)	1,410	1,698
Series 2020 A:
5% 10/1/21 (b)	3,115	3,257
5% 10/1/22 (b)	4,540	4,936
5% 10/1/23 (b)	2,390	2,700
5% 10/1/24 (b)	4,470	5,223
5% 10/1/25 (b)	4,470	5,384

TOTAL DISTRICT OF COLUMBIA		61,636

Florida - 7.6%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	980	1,015
Series 2015 C:
5% 7/1/21	635	658
5% 7/1/22	3,645	3,949
5% 7/1/23	2,935	3,298
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 5% 10/1/25 (b)	6,645	7,187
Series 2015 C, 5% 10/1/24 (b)	1,015	1,179
Series 2019 A:
5% 10/1/23 (b)	1,200	1,349
5% 10/1/24 (b)	1,300	1,510
5% 10/1/25 (b)	1,500	1,792
Series 2019 B:
5% 10/1/24 (b)	750	871
5% 10/1/25 (b)	755	902
Series A:
5% 10/1/22 (b)	2,935	3,182
5% 10/1/23 (b)	3,930	4,418
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,445
Series 2015 A:
5% 7/1/21	4,400	4,557
5% 7/1/22	3,425	3,710
5% 7/1/23	2,690	3,011
5% 7/1/24	1,290	1,497
Series 2015 B:
5% 7/1/22	4,490	4,864
5% 7/1/23	2,695	3,017
5% 7/1/24	1,120	1,300
Florida Higher Edl. Facilities Fing. Auth. Series 2019, 5% 10/1/21	225	230
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,052
5% 10/1/22	1,955	2,115
5% 10/1/23	1,240	1,379
5% 10/1/24	1,955	2,241
5% 10/1/25	1,710	2,014
5% 10/1/26	1,955	2,287
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016, 5% 10/1/26 (b)	290	353
Series 2017 A:
5% 10/1/25 (b)	980	1,172
5% 10/1/26 (b)	1,955	2,382
Series 2019 A:
5% 10/1/24 (b)	12,700	14,748
5% 10/1/25 (b)	6,700	8,008
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,432
Hillsborough County Aviation Auth. Rev. Series A:
5% 10/1/25 (b)	4,240	4,753
5% 10/1/26 (b)	2,770	3,100
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	2,025	2,215
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/22	1,955	2,114
5% 7/1/23	3,005	3,352
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	4,810	5,580
Manatee County Rev. Series 2013, 5% 10/1/22	980	1,075
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,476
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (b)	1,465	1,583
5% 10/1/24 (b)	1,800	1,944
Series 2016 A, 5% 10/1/27	1,185	1,443
Series 2017 B, 5% 10/1/20 (b)	2,075	2,075
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/21	1,955	2,013
5% 7/1/22	1,955	2,088
5% 7/1/23	1,955	2,110
Series 2014 B:
5% 7/1/22	1,465	1,565
5% 7/1/23	3,180	3,518
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	1,000	1,019
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	8,230	9,530
Series 2014 D:
5% 11/1/21	6,140	6,457
5% 11/1/22	2,850	3,124
5% 11/1/23	7,485	8,543
Series 2015 A:
5% 5/1/21	3,915	4,024
5% 5/1/22	3,640	3,914
5% 5/1/23	6,360	7,116
Series 2015 B, 5% 5/1/24	28,915	33,627
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/20 (Escrowed to Maturity)	1,395	1,406
5% 12/1/21 (Escrowed to Maturity)	1,465	1,546
5% 12/1/23 (Escrowed to Maturity)	190	218
5% 12/1/24 (Escrowed to Maturity)	380	453
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/24	1,000	1,087
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/21	3,950	4,074
5% 8/1/21	5,185	5,391
5% 8/1/22	980	1,066
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/20	980	980
5% 10/1/21	980	1,022
5% 10/1/22	980	1,064
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,187
5% 7/1/26	1,115	1,392
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,135	1,184
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,482
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24 (c)	500	507

TOTAL FLORIDA		239,541

Georgia - 3.5%
Atlanta Arpt. Rev.:
Series 2014 B, 5% 1/1/22	980	1,038
Series 2020 A, 5% 7/1/26 (b)	3,000	3,680
Series 2020 B, 5% 7/1/27 (b)	4,000	5,012
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	21,200	22,174
Series 2013, 1.55%, tender 8/19/22 (a)	6,770	6,853
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	6,480	6,716
Series 2012, 1.7%, tender 8/22/24 (a)	3,400	3,499
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,930	10,599
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (a)	900	971
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (a)	4,840	5,855
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/21	1,635	1,653
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/22	980	1,073
5% 10/1/23	2,365	2,688
Series R, 5% 10/1/21	4,890	5,122
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	13,910	15,315
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,697
Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,610	4,626
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24	1,810	2,053
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,260	3,325
Series 2020 B, 5% 9/1/25	2,570	3,157

TOTAL GEORGIA		112,106

Hawaii - 0.3%
Honolulu City & County Gen. Oblig. Series 2020 F:
5% 7/1/24	1,575	1,855
5% 7/1/25	1,255	1,532
5% 7/1/26	800	1,007
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/21 (b)	540	558
5% 8/1/22 (b)	2,030	2,173
5% 8/1/23 (b)	1,440	1,593

TOTAL HAWAII		8,718

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	420	469
Illinois - 10.9%
Champaign County Cmnty. Unit:
Series 2019, 4% 6/1/24	420	474
Series 2020 A, 0% 1/1/22	200	199
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,030	9,805
Series 2010 F, 5% 12/1/20	745	749
Series 2017 C:
5% 12/1/26	485	545
5% 12/1/27	2,830	3,193
Series 2018 C, 5% 12/1/24	13,000	14,263
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	4,092
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/22	4,890	5,142
5% 1/1/23	5,770	6,299
5% 1/1/25	1,515	1,650
Series 2014 A:
5% 1/1/22 (b)	2,000	2,098
5% 1/1/24 (b)	10,490	11,802
Series 2014 B:
5% 1/1/21	390	394
5% 1/1/23	2,915	3,182
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/21	390	391
5% 1/1/22	295	299
5% 1/1/23	525	547
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A:
5% 1/1/21	1,370	1,385
5% 1/1/25 (b)	3,670	3,865
Series 2012 B:
4% 1/1/27 (b)	660	682
5% 1/1/21 (b)	4,505	4,549
Series 2013 A, 5% 1/1/23 (b)	2,730	2,981
Series 2013 B, 5% 1/1/22	3,915	4,123
Series 2013 D, 5% 1/1/22	3,150	3,317
Series 2015 A:
5% 1/1/24 (b)	1,230	1,389
5% 1/1/26 (b)	1,600	1,862
5% 1/1/27 (b)	1,000	1,160
Series 2015 B, 5% 1/1/24	1,375	1,575
Series 2016 A, 5% 1/1/27 (b)	840	995
Series 2017 D:
5% 1/1/26 (b)(d)	445	531
5% 1/1/27 (b)	1,470	1,790
Series 2020 B, 5% 1/1/26	1,310	1,597
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/21	2,305	2,372
5% 6/1/25	1,225	1,452
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,175	1,230
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/23	1,265	1,380
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/22	4,850	4,876
Series 2011 A, 5.25% 11/15/22	980	1,029
Series 2012 C:
5% 11/15/20	7,055	7,091
5% 11/15/21	5,465	5,727
5% 11/15/22	1,260	1,368
Series 2014 A:
5% 11/15/20	980	985
5% 11/15/21	490	514
5% 11/15/22	1,325	1,439
Illinois Fin. Auth.:
Bonds Series 2020 B:
5%, tender 11/15/24 (a)(d)	2,125	2,447
5%, tender 11/15/26 (a)(d)	2,830	3,440
Series 2020 A:
5% 8/15/23	1,000	1,130
5% 8/15/24	1,080	1,267
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,895
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	740	866
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	5,198
5% 5/15/27	9,260	11,437
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,000	3,022
Series 2017 B, 5%, tender 12/15/22 (a)	4,825	5,311
Series E, 2.25%, tender 4/29/22 (a)	23,105	23,812
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,172
Series 2012 A, 5% 5/15/23	1,270	1,353
Series 2012:
5% 9/1/21	2,000	2,087
5% 9/1/22	3,455	3,759
Series 2015 A:
5% 11/15/22	490	536
5% 11/15/24	1,490	1,731
5% 11/15/25	1,905	2,278
5% 11/15/26	1,955	2,328
Series 2015 B, 5% 11/15/24	1,910	2,240
Series 2016 A:
5% 2/15/21	735	747
5% 8/15/21 (Escrowed to Maturity)	685	714
5% 2/15/23	980	1,076
5% 8/15/23 (Escrowed to Maturity)	1,465	1,660
5% 8/15/24 (Escrowed to Maturity)	2,135	2,514
Series 2016 C:
5% 2/15/22	3,335	3,536
5% 2/15/23	8,870	9,809
5% 2/15/24	5,220	5,997
5% 2/15/27	1,875	2,361
Series 2016:
5% 7/1/22	2,895	3,138
5% 5/15/25	490	578
5% 5/15/26	980	1,185
5% 5/15/27	1,225	1,471
Series 2017:
5% 1/1/23	1,465	1,621
5% 1/1/25	2,260	2,704
Series 2019:
5% 9/1/23	400	428
5% 9/1/24	415	452
5% 9/1/25	300	332
5% 4/1/26	1,625	1,984
5% 9/1/26	300	336
5% 4/1/27	2,135	2,668
5% 9/1/27	500	565
5% 4/1/28	1,425	1,816
5% 4/1/29	2,000	2,592
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,565	1,569
Series 2012 A, 4% 1/1/23	1,245	1,264
Series 2012:
5% 8/1/21	2,360	2,416
5% 8/1/22	5,675	5,937
5% 8/1/22 (FSA Insured)	1,105	1,171
Series 2013:
5% 7/1/21	6,360	6,497
5% 7/1/22	10,995	11,485
5.5% 7/1/25	265	282
Series 2014:
5% 2/1/22	2,935	3,041
5% 4/1/23	2,165	2,275
5% 2/1/25	2,275	2,414
Series 2016, 5% 1/1/26	2,970	3,236
Series 2017 D:
5% 11/1/23	3,860	4,071
5% 11/1/25	6,635	7,133
Series 2018 A, 5% 10/1/26	4,615	5,057
Series 2020, 4.875% 5/1/21	1,940	1,970
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,306
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	1,320	1,363
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,715	4,582
0% 1/15/25	4,915	4,712
0% 1/15/26	3,695	3,480
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	2,175	2,410
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/24 (Build America Mutual Assurance Insured)	1,100	1,247
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/22	9,780	10,492

TOTAL ILLINOIS		343,391

Indiana - 2.9%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.25%, tender 12/1/20 (a)	3,900	3,901
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	2,005	2,126
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	3,345	3,399
Series 2013:
5% 8/15/22	685	742
5% 8/15/23	980	1,104
Indiana Fin. Auth. Rev. Series 2012, 5% 3/1/21 (Escrowed to Maturity)	1,200	1,224
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	805	805
5% 10/1/22	1,590	1,740
Series 2014 A:
5% 10/1/20	365	365
5% 10/1/21	370	388
5% 10/1/22	660	722
Series 2015 A:
5% 10/1/24	1,460	1,727
5% 10/1/25	1,590	1,883
Indiana Health Facility Fing. Auth. Rev.:
Bonds Series 2001 A2:
2%, tender 2/1/23 (a)	1,430	1,484
2%, tender 2/1/23 (a)	10	10
Series 2005 A1, 4% 11/1/22	755	812
Indiana Hsg. & Cmnty. Dev. Auth. Series 2019 B, 3.5% 1/1/49	1,840	2,026
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.):
Series 2016 A1:
5% 1/1/21 (b)	2,690	2,717
5% 1/1/23 (b)	1,940	2,109
5% 1/1/24 (b)	2,715	3,052
5% 1/1/25 (b)	2,845	3,296
Series 2019 D, 5% 1/1/25 (b)	1,710	1,981
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/21	1,225	1,238
5% 7/15/21	980	1,016
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,160	4,212
Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	22,305	24,321
Series 2016 A, 5%, tender 3/1/23 (a)(b)	1,200	1,324
Series 2017, 5%, tender 11/1/24 (a)(b)	1,250	1,463
Series 2019 A, 5%, tender 6/5/26 (a)(b)	15,985	19,543

TOTAL INDIANA		90,730

Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/24 (b)	800	894
Kansas - 0.1%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	1,525	1,666
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	533
5% 9/1/23	710	804
5% 9/1/25	785	953

TOTAL KANSAS		3,956

Kentucky - 3.9%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	1,330	1,471
5% 2/1/25	980	1,110
Series 2019:
5% 2/1/21	385	389
5% 2/1/23	625	673
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.75%, tender 9/1/26 (a)(b)	9,750	9,783
Series 2008 A, 1.2%, tender 6/1/21 (a)(b)	8,050	8,051
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	5,750	5,752
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	10,200	10,404
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/22	1,525	1,597
5% 6/1/24	1,655	1,820
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.25%, tender 12/1/20 (a)	4,500	4,502
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	1,500	1,671
(Kentucky St Proj.) Series D, 5% 5/1/21	980	1,006
Series 2015, 5% 8/1/24	1,850	2,154
Series A:
5% 11/1/24	1,250	1,467
5% 11/1/25	1,650	1,994
Series B:
5% 8/1/23	2,715	3,054
5% 8/1/24	2,625	3,056
Series C, 5% 11/1/21	2,515	2,641
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2019 A1, 4%, tender 6/1/25 (a)	10,455	11,844
Series A, 4%, tender 6/1/26 (a)	10,545	12,198
Series C1, 4%, tender 6/1/25 (a)	15,000	16,978
Series A:
4% 12/1/23	600	661
4% 12/1/25	825	953
4% 6/1/26	1,085	1,265
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	2,800	3,152
Series 2020 C, 5%, tender 10/1/26 (a)	5,985	7,306
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (b)	1,280	1,471
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	560	604
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	2,140	2,308
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	2,315	2,370

TOTAL KENTUCKY		123,705

Louisiana - 0.9%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/21 (FSA Insured)	4,890	5,039
Louisiana Gen. Oblig. Series 2012 C, 5% 7/15/21	3,305	3,431
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,465	1,496
5% 7/1/22	980	1,028
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (b)	300	326
5% 1/1/24 (b)	195	219
5% 1/1/25 (b)	195	225
5% 1/1/26 (b)	490	580
Series 2017 D2:
5% 1/1/23 (b)	390	423
5% 1/1/24 (b)	735	824
5% 1/1/25 (b)	1,390	1,604
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	60	60
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	3,765	3,777
Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	3,555	3,566
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,899

TOTAL LOUISIANA		27,497

Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 5% 7/1/24	350	383
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,350	2,434
5% 7/1/22	1,810	1,958

TOTAL MAINE		4,775

Maryland - 0.9%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,776
5% 7/1/25	3,380	4,105
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,415	2,700
Series 2019 C, 3.5% 3/1/50	1,960	2,163
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/21	1,640	1,662
5% 6/1/22	1,750	1,808
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (a)	5,250	6,178
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/22	880	943
5% 7/1/23	980	1,088
5% 7/1/24	1,955	2,245
5% 7/1/25	1,730	2,039
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 3% 11/1/25	240	240

TOTAL MARYLAND		28,947

Massachusetts - 0.8%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	3,000	3,300
Massachusetts Dev. Fin. Agcy. Rev.:
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	2,625	3,127
Series 2016 I:
5% 7/1/21	490	505
5% 7/1/22	585	626
5% 7/1/23	660	731
5% 7/1/24	1,075	1,230
5% 7/1/25	980	1,150
5% 7/1/26	980	1,177
Series 2019 A:
5% 7/1/23	525	579
5% 7/1/24	1,150	1,306
5% 7/1/25	825	961
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/23 (b)	2,175	2,395
Series 2016, 5% 7/1/24 (b)	2,850	3,223
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (b)	3,005	3,488
5% 7/1/25 (b)	1,115	1,337

TOTAL MASSACHUSETTS		25,135

Michigan - 2.9%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	1,635	1,756
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (FSA Insured)	1,000	1,158
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 0.798% 7/1/32 (a)(e)	3,980	3,795
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	1,035
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/21	2,105	2,163
5% 5/1/22	1,810	1,944
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (FSA Insured)	1,275	1,428
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,049
5% 5/15/24	640	736
5% 5/15/25	1,285	1,522
5% 5/15/26	1,235	1,502
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	1,450	1,692
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D1, 5% 7/1/22 (FSA Insured)	1,920	2,080
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (a)	1,630	1,727
Series 2019 MI2, 5%, tender 2/1/25 (a)	4,830	5,710
Series 2015 A:
5% 8/1/22	2,630	2,843
5% 8/1/23	3,715	4,177
Series 2015 MI, 5% 12/1/23	1,000	1,142
Michigan Gen. Oblig. Series 2016:
5% 3/15/21	980	1,000
5% 3/15/22	2,280	2,429
5% 3/15/23	3,915	4,350
5% 3/15/24	6,855	7,914
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,535	3,710
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,400	1,563
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	3,140	3,248
Series CC, 1.45%, tender 9/1/21 (a)	7,040	7,073
Novi Cmnty. School District Series I:
4% 5/1/24	795	900
4% 5/1/25	600	699
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,215
5% 11/1/23	1,335	1,514
5% 5/1/24	1,880	2,170
5% 11/1/24	1,955	2,296
5% 5/1/25	1,100	1,313
5% 11/1/25	1,195	1,448
5% 11/1/28	985	1,205
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,465	1,525
5% 9/1/23	490	553
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	886
5% 7/1/25	500	598
5% 7/1/26	750	920
Spring Lake Pub. Schools Series 2014, 5% 5/1/21	4,020	4,130

TOTAL MICHIGAN		91,118

Minnesota - 0.7%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	1,035
5% 1/1/23	980	1,072
Series 2014 B:
5% 1/1/21 (b)	2,240	2,265
5% 1/1/22 (b)	1,955	2,063
5% 1/1/23 (b)	980	1,066
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,263
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,228
5% 1/1/23	1,115	1,232
5% 1/1/24	1,560	1,791
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,528
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	980	1,039
5% 1/1/23	1,465	1,621
5% 1/1/24	980	1,129

TOTAL MINNESOTA		21,332

Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24	400	454
Bonds:
Series 2020 A2, 0.65%, tender 9/1/21 (a)	2,240	2,240
Series II, 5%, tender 3/1/27 (a)	1,130	1,366
Series I:
5% 10/1/25	600	723
5% 10/1/27	800	1,008

TOTAL MISSISSIPPI		5,791

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/21	390	395
5% 3/1/22	585	610
5% 3/1/23	980	1,046
5% 3/1/24	685	750
5% 3/1/25	710	793
5% 3/1/26	980	1,111
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	515	577
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	5,270	6,446

TOTAL MISSOURI		11,728

Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	260	297
Series A1, 3.5% 6/1/50	4,080	4,520

TOTAL MONTANA		4,817

Nebraska - 0.8%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	9,765	11,223
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (a)	2,200	2,639
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	1,475	1,627
Series 2019 E, 3.75% 9/1/49 (b)	1,670	1,810
Washington County Wstwtr Sol Bonds (Cargill, Inc. Projs.) Series 2012, 0.9%, tender 9/1/25 (a)(b)	6,800	6,789

TOTAL NEBRASKA		24,088

Nevada - 2.3%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (b)	3,915	4,211
Series 2013 A, 5% 7/1/28 (b)	1,475	1,593
Series 2017 C, 5% 7/1/21 (b)	7,785	8,035
Series 2019 D, 5% 7/1/24	1,700	1,961
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2019 E, 5% 7/1/25	1,100	1,307
Series B, 5% 7/1/24 (b)	2,080	2,379
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	835	842
Clark County School District:
Series 2016 A:
5% 6/15/21	1,470	1,517
5% 6/15/23	1,285	1,432
Series 2016 D, 5% 6/15/23	10,000	11,147
Series 2017 A:
5% 6/15/22	2,800	3,016
5% 6/15/26	1,285	1,566
Series 2017 C:
5% 6/15/21	9,030	9,319
5% 6/15/23	4,550	5,072
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 0.875%, tender 12/1/20 (a)(b)(c)	1,700	1,702
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	2,640	2,943
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	5,185	5,397
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (a)(b)	1,350	1,350
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	4,800	4,904
Series 2016, 2.05%, tender 4/15/22 (a)(b)	2,900	2,963

TOTAL NEVADA		72,656

New Hampshire - 0.6%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (a)(b)	4,455	4,623
Series 2019 A4, 2.15%, tender 7/1/24 (a)(b)	2,250	2,335
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A:
5% 1/1/24 (Escrowed to Maturity) (b)	1,120	1,282
5% 1/1/25 (Escrowed to Maturity) (b)	1,000	1,181
New Hampshire Health & Ed. Facilities Auth. Series 2017 B, 4.125% 7/1/24 (c)	120	109
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,405
Series 2012, 4% 7/1/21	1,485	1,516
Series 2016:
5% 10/1/21	1,225	1,277
5% 10/1/22	900	976
5% 10/1/23	2,785	3,134

TOTAL NEW HAMPSHIRE		17,838

New Jersey - 5.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/21	2,445	2,480
5% 2/15/22	2,445	2,575
5% 2/15/23	2,770	3,022
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	1,026
5% 6/1/23 (FSA Insured)	1,230	1,359
5% 6/1/24 (FSA Insured)	980	1,119
Series 2012 II, 5% 3/1/22	6,155	6,501
Series 2013 NN, 5% 3/1/27	1,200	1,287
Series 2013, 5% 3/1/23	13,920	15,105
Series 2015 XX, 4% 6/15/24	550	594
Series 2016 BBB, 5% 6/15/23	9,010	9,865
New Jersey Edl. Facility:
Series 2014, 5% 6/15/21	10,760	11,064
Series 2016 A:
5% 7/1/21	2,150	2,211
5% 7/1/22	6,160	6,565
5% 7/1/23	3,315	3,653
5% 7/1/24	7,740	8,796
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	3,175	3,676
Series 2019 B2, 5%, tender 7/1/25 (a)	3,890	4,653
Series 2019 B3, 5%, tender 7/1/26 (a)	2,160	2,657
Series 2016 A:
5% 7/1/21	170	175
5% 7/1/22	170	182
5% 7/1/23	595	658
5% 7/1/24	985	1,124
5% 7/1/24	475	542
5% 7/1/24	1,200	1,403
5% 7/1/25	515	604
5% 7/1/26	170	204
5% 7/1/27	255	305
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2015 1A, 5% 12/1/24 (b)	5,000	5,702
Series 2017 1A:
5% 12/1/22 (b)	1,250	1,350
5% 12/1/23 (b)	1,930	2,146
Series 2017 1B, 5% 12/1/21 (b)	1,285	1,343
Series 2019 A:
5% 12/1/23	720	806
5% 12/1/24	420	484
Series 2020:
5% 12/1/22 (b)	605	653
5% 12/1/23 (b)	1,830	2,035
5% 12/1/24 (b)	1,360	1,551
5% 12/1/25 (b)	2,440	2,843
5% 12/1/26 (b)	1,020	1,208
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 10/1/21 (b)	2,120	2,184
4% 4/1/22 (b)	1,655	1,729
4% 4/1/23 (b)	1,090	1,168
4% 10/1/23 (b)	1,150	1,248
4% 4/1/25 (b)	1,405	1,577
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/22	1,350	1,444
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 0.569%, tender 1/1/21 (a)(e)	10,485	10,483
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 0.449% 1/1/21 (Escrowed to Maturity) (a)(e)	1,170	1,170
New Jersey Trans. Trust Fund Auth.:
Series 2010 A, 0% 12/15/27	5,520	4,570
Series 2016 A:
5% 6/15/22	2,630	2,796
5% 6/15/27	3,960	4,655
Series 2018 A, 5% 6/15/24	5,000	5,650
Series A:
5% 12/15/24	1,780	2,024
5% 12/15/25	1,665	1,931
5% 12/15/26	2,600	3,063
Series AA, 5% 6/15/29	1,000	1,050
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,795	4,994
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	990	1,016
5% 5/1/22	690	739
5% 5/1/23	540	602

TOTAL NEW JERSEY		167,619

New Mexico - 1.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	3,135	3,671
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	4,720	5,278
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	15,000	17,848
Series 2019 A:
4% 5/1/21	505	516
4% 11/1/21	625	649
4% 5/1/22	960	1,014
4% 11/1/23	710	786
4% 5/1/24	950	1,067
4% 11/1/24	1,450	1,651
4% 5/1/25	2,790	3,213

TOTAL NEW MEXICO		35,693

New York - 3.8%
Dorm. Auth. New York Univ. Rev.:
Series 1, 5% 7/1/27	2,055	2,640
Series 2016 A:
5% 7/1/22	490	525
5% 7/1/24	1,810	2,046
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	4,000	4,704
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (a)	6,630	6,837
Series 2020 B, 0.85%, tender 9/1/25 (a)	18,000	18,090
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A:
5% 7/1/25	750	911
5% 7/1/26	500	624
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (a)	2,825	3,153
Series 2016 E, 5% 8/1/24	1,000	1,170
Series 2021 A1:
5% 8/1/25	5,000	6,050
5% 8/1/26	7,000	8,704
Series A, 5% 8/1/26	1,000	1,243
New York Dorm. Auth. Rev. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	1,740	1,824
Series 2019 B2, 5%, tender 5/1/24 (a)	2,005	2,270
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (NY Muni. Wtr. Fin. Auth. Projs.) Series 2020 A:
5% 6/15/23	2,000	2,260
5% 6/15/24	1,400	1,647
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	20,000	20,038
Series 2008 B2, 5% 11/15/21	3,915	3,996
Series 2012 B, 5% 11/15/22	1,955	2,027
Series 2012 E, 5% 11/15/21	2,380	2,429
Series 2014 C, 5% 11/15/21	2,740	2,796
Series 2015 A, 5% 11/15/24	1,000	1,059
Series 2016 A:
5% 11/15/23	1,975	2,073
5% 11/15/23	1,450	1,522
Series 2016 B, 5% 11/15/21	2,150	2,194
Series 2017 B:
5% 11/15/23	4,025	4,225
5% 11/15/24	665	704
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	570	622
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (b)	625	727
5% 4/1/27 (b)	1,350	1,643
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (b)	5,335	6,199
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,500	2,713

TOTAL NEW YORK		119,665

New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/23 (b)	1,050	1,196
Series 185, 5% 9/1/23 (b)	870	982
Series 188, 5% 5/1/25 (b)	1,180	1,406
Series 193, 5% 10/15/25 (b)	3,500	4,229

TOTAL NEW YORK AND NEW JERSEY		7,813

North Carolina - 1.3%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25	1,115	1,344
5% 10/1/26	1,260	1,554
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Series 2010, 0.25%, tender 12/1/20 (a)	4,875	4,876
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	3,580	3,821
5% 3/1/23	3,580	3,984
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	7,200	8,125
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	4,235	4,294
Series 2019 C, 2.55%, tender 6/1/26 (a)	7,335	7,713
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	5,180
5% 1/1/23	1,465	1,605

TOTAL NORTH CAROLINA		42,496

Ohio - 2.1%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5% 11/15/24	1,955	2,266
Series 2020:
5% 11/15/26 (d)	375	456
5% 11/15/27 (d)	185	228
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	5,280	5,627
Series 2020 A, 5% 12/1/23	1,045	1,193
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	2,500	2,513
Series 2019 A, 2.3%, tender 2/15/22 (a)	5,990	6,066
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (FSA Insured)	1,175	1,336
5% 1/1/25 (FSA Insured)	1,225	1,440
5% 1/1/26 (FSA Insured)	490	568
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,227
5% 6/15/23	1,815	1,985
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,190
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	2,000	2,071
Hamilton County HealthCare Facilities Rev. Series 2012:
5% 6/1/21	1,200	1,234
5.25% 6/1/26	1,000	1,067
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	1,000	1,255
5% 8/1/28	1,000	1,280
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/21	2,640	2,671
5% 1/1/22	1,665	1,762
5% 1/1/23	1,955	2,155
5% 1/1/24	1,690	1,938
5% 1/1/25	2,035	2,418
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	365	416
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/22	1,525	1,622
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/21	1,295	1,315
5% 2/15/22	1,075	1,136
5% 2/15/23	2,075	2,271
5% 2/15/24	3,215	3,641
5% 2/15/25	2,065	2,407
5% 2/15/26	1,285	1,538
Series 2019, 5% 2/15/29	2,425	2,785
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/23	400	438
5% 1/1/24	760	863
5% 1/1/25	1,100	1,290

TOTAL OHIO		66,668

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	565
5% 8/15/25	500	579
5% 8/15/26	800	945
Oklahoma Dev. Fin. Auth. Rev. Series 2004 A, 2.375% 12/1/21 (a)	1,320	1,346
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 7/1/22	480	484

TOTAL OKLAHOMA		3,919

Oregon - 1.5%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 2.4%, tender 5/2/22 (a)(b)	2,500	2,516
Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	2,275	2,331
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	13,550	14,344
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	21,105	22,194
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24	200	230
5% 10/1/25	225	266
5% 10/1/26	150	182
Series A, 5% 10/1/27	150	185
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,865	2,080
Port of Portland Arpt. Rev.:
Series 26 C, 5% 7/1/23 (b)	2,140	2,380
Series 27 A, 5% 7/1/26 (b)	1,515	1,850

TOTAL OREGON		48,558

Pennsylvania - 2.0%
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A:
4% 6/1/25 (d)	200	233
5% 6/1/26 (d)	1,000	1,245
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.) Series 2020 B1, 5%, tender 2/1/25 (a)	665	721
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24	1,475	1,710
5% 6/1/25	1,150	1,378
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,445	2,475
Series B, 1.8%, tender 8/15/22 (a)	5,280	5,348
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/20	1,230	1,230
5% 10/1/23	190	207
Series 2019, 5% 9/1/29	1,000	1,277
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	1,700	1,749
Series 2010 B, 0.4%, tender 10/1/20 (a)	2,300	2,300
Series 2017 A, 0.7%, tender 8/2/21 (a)(b)	8,000	8,007
Series 2011, 2.15%, tender 7/1/24 (a)(b)	1,000	1,044
Pennsylvania Gen. Oblig. Series 2017, 5% 1/1/27	3,955	4,999
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/21	270	285
5% 12/1/22	835	917
Pennsylvania Hsg. Fin. Agcy. Series 2020 13 2A, 3.5% 4/1/51	1,075	1,177
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	1,140	1,181
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	4,890	5,149
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/24	490	563
Series 2017 B:
5% 7/1/24 (b)	4,790	5,481
5% 7/1/25 (b)	1,700	1,995
Philadelphia Auth. for Indl. Dev. Series 2020 C, 3% 11/1/20	400	401
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,225	1,271
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,164
5% 9/1/25	700	836
5% 9/1/26	750	919
Series 2019 A:
5% 9/1/21	985	1,024
5% 9/1/22	1,250	1,355
5% 9/1/23	315	355
5% 9/1/24	1,050	1,222
5% 9/1/25	1,200	1,435
Series 2019 B, 5% 9/1/24	1,000	1,164
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	379
5% 3/1/26 (FSA Insured)	260	316
5% 3/1/27 (FSA Insured)	250	308
5% 3/1/28 (FSA Insured)	245	306

TOTAL PENNSYLVANIA		63,126

Rhode Island - 1.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/21	1,475	1,511
5% 5/15/22	1,955	2,072
5% 5/15/23	1,180	1,290
5% 5/15/24	2,300	2,581
5% 5/15/25	5,385	6,176
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	5,910	7,054
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	960	1,072
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,560	1,741
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/23 (b)	750	824
5% 12/1/24 (b)	1,000	1,127
5% 12/1/25 (b)	1,250	1,438
5% 12/1/26 (b)	1,000	1,166
5% 12/1/28 (b)	510	607
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	1,885	2,139
5% 6/1/26	3,425	3,939
5% 6/1/27	980	1,125

TOTAL RHODE ISLAND		35,862

South Carolina - 0.8%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,158
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,851
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,872
5% 12/1/26	1,075	1,246
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,365	1,546
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	980	987
Series 2014 C:
5% 12/1/22	1,075	1,177
5% 12/1/23	4,890	5,564
Series 2015 A, 5% 12/1/25	1,000	1,195
Series A, 5% 12/1/23	2,995	3,408

TOTAL SOUTH CAROLINA		25,004

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/20	610	612
4% 11/1/21	490	508
5% 11/1/22	365	399

TOTAL SOUTH DAKOTA		1,519

Tennessee - 1.2%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/21	650	668
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (b)	2,000	2,409
5% 7/1/27 (b)	2,000	2,454
5% 7/1/28 (b)	3,000	3,733
5% 7/1/29 (b)	3,800	4,790
5% 7/1/30 (b)	3,000	3,828
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	11,590	13,517
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,040	6,505

TOTAL TENNESSEE		37,904

Texas - 10.0%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,174
Austin Arpt. Sys. Rev.:
Series 2019 B:
5% 11/15/23 (b)	600	679
5% 11/15/24 (b)	675	789
5% 11/15/25 (b)	650	781
Series 2019, 5% 11/15/24 (b)	2,500	2,921
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	490	496
5% 1/1/22	1,465	1,547
5% 1/1/23	2,395	2,637
5% 1/1/24	3,295	3,767
5% 1/1/26	2,800	3,408
Collin County Series 2020:
5% 2/15/26	1,040	1,293
5% 2/15/27	1,040	1,325
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B1, 1.25%, tender 8/15/22 (a)	2,420	2,464
Series 2015 B2, 2.125%, tender 8/16/21 (a)	16,000	16,258
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/21	2,935	3,085
5% 11/1/22	4,890	5,350
Series 2014 D, 5% 11/1/23 (b)	1,905	2,148
Series 2020 A, 5% 11/1/26	1,500	1,870
Dallas Independent School District Bonds:
Series 2016 B5, 5%, tender 2/15/21 (a)	7,825	7,962
Series 2016, 5%, tender 2/15/22 (a)	150	160
Series B6:
5%, tender 2/15/22 (a)	3,865	4,118
5%, tender 2/15/22 (a)	3,900	4,151
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (a)	1,970	2,082
Series 2016, 0% 8/15/25	1,610	1,574
El Paso Independent School District Series 2020:
5% 8/15/23	500	568
5% 8/15/24	650	768
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	8,445	8,702
Series 2020 B, 0.875%, tender 8/1/25 (a)	2,000	2,016
Series D, 1.5%, tender 8/1/21 (a)	2,990	3,020
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	1,670	1,863
Series 2020:
5% 3/1/26	3,800	4,714
5% 3/1/27	4,050	5,148
5% 3/1/27	4,130	5,250
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	1,580	1,685
Series 2020, 5% 2/15/26	1,000	1,244
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 5% 11/15/25	1,500	1,798
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/26 (a)	6,345	7,925
Series 2020 C, 5%, tender 12/1/26 (a)	7,000	8,759
Series 2014 A, 5% 12/1/26	1,085	1,267
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (b)	3,720	4,016
Series 2018 A:
5% 7/1/23 (b)	750	838
5% 7/1/25 (b)	1,550	1,848
Series 2018 B, 5% 7/1/22	1,000	1,080
Series 2018 C, 5% 7/1/23 (b)	1,500	1,677
Series 2020 B, 5% 7/1/26 (d)	2,250	2,783
Houston Independent School District Bonds:
Series 2012, 2.4%, tender 6/1/21 (a)	12,235	12,408
Series 2013 B, 2.4%, tender 6/1/21 (a)	5,880	5,963
Series 2014 A, 4%, tender 6/1/23 (a)	6,270	6,856
Leander Independent School District Series 2013 A, 0% 8/15/21	1,870	1,867
Lewisville Independent School District Series 1996, 0% 8/15/21	2,110	2,106
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/22 (b)	1,000	1,081
5% 11/1/23 (b)	2,125	2,377
5% 11/1/26 (b)	1,075	1,263
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,843
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	1,645	1,737
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2020 B, 0.4%, tender 12/1/20 (a)(b)	4,650	4,650
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,825
North East Texas Independent School District:
Bonds Series 2019, 2.2%, tender 8/1/24 (a)	1,845	1,952
Series 2007, 5.25% 2/1/26	1,525	1,906
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,670
North Texas Tollway Auth. Rev. Series 2019 B, 5% 1/1/25	1,435	1,693
Northside Independent School District Bonds:
Series 2016, 2%, tender 6/1/21 (a)	11,865	12,001
Series 2019, 1.6%, tender 8/1/24 (a)	7,840	8,147
Series 2020, 0.7%, tender 6/1/25 (a)(d)	8,010	8,010
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	6,615	6,861
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (a)	10,000	10,397
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	980	980
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (b)	705	762
5% 7/1/22 (b)	690	746
5% 7/1/23 (b)	555	617
5% 7/1/23 (b)	505	559
5% 7/1/24 (b)	1,750	2,009
5% 7/1/24 (b)	1,000	1,140
5% 7/1/25 (b)	1,250	1,476
5% 7/1/25 (b)	1,350	1,581
5% 7/1/26 (b)	1,500	1,811
5% 7/1/26 (b)	1,250	1,498
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 B, 2%, tender 12/1/21 (a)	3,965	4,007
Series 2018, 2.75%, tender 12/1/22 (a)	10,100	10,594
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	980	1,022
5% 9/15/22	3,365	3,658
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (a)	7,420	7,543
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	735	763
5% 8/15/23	980	1,101
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (MRC Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	2,875	2,901
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,788
Series 2017 A, 5% 2/15/24	1,955	2,242
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	1,710	1,712
Series 2019 E2, 2.25%, tender 8/1/22 (a)	3,845	3,851
Series 2020 B:
3% 8/1/25 (b)	4,210	4,734
3% 8/1/26 (b)	4,845	5,505
4% 8/1/27 (b)	5,085	6,155
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	4,920	4,999
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,757

TOTAL TEXAS		317,132

Utah - 0.5%
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/26 (b)	2,500	3,028
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (a)	10,500	13,112

TOTAL UTAH		16,140

Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (St. Michael's College Proj.) Series 2012, 5% 10/1/22	300	314
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (b)	560	662

TOTAL VERMONT		976

Virginia - 0.9%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/25	500	600
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/21	390	403
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,621
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	1,500	1,537
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (a)	3,995	3,995
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (a)	6,750	6,746
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,357
5% 6/15/25	980	1,151
5% 6/15/26	1,680	2,021
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	945	968
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (a)	3,000	2,995
Series 2010 A, 1.2%, tender 5/31/24 (a)	1,725	1,755
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	800	829

TOTAL VIRGINIA		26,978

Washington - 2.0%
Grant County Pub. Util. District #2 Series 2012 A, 5% 1/1/21 (Escrowed to Maturity)	1,825	1,847
King County Hsg. Auth. Rev. Series 2019:
4% 11/1/24	1,075	1,228
4% 11/1/25	1,260	1,473
4% 11/1/30	1,575	1,931
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (a)	18,000	18,146
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (b)	775	860
Series 2016 B:
5% 10/1/21 (b)	2,720	2,842
5% 10/1/22 (b)	2,445	2,643
5% 10/1/23 (b)	2,965	3,313
Series 2019:
5% 4/1/22 (b)	1,785	1,909
5% 4/1/23 (b)	1,985	2,196
5% 4/1/24 (b)	2,000	2,291
5% 4/1/25 (b)	2,000	2,360
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	195	197
5% 1/1/21	1,730	1,751
Series 2017:
5% 1/1/22	785	833
5% 1/1/25	660	789
5% 1/1/26	390	482
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	2,170	2,330
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	805	873
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,634
5% 8/15/26	2,560	2,928
5% 8/15/27	2,125	2,463
Bonds Series 2019 B, 5%, tender 8/1/24 (a)	4,575	5,162

TOTAL WASHINGTON		62,481

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1%, tender 9/1/25 (a)(b)	5,650	5,619
Wisconsin - 1.6%
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (b)	1,300	1,309
5% 12/1/22 (b)	1,440	1,562
5.25% 12/1/23 (b)	1,505	1,700
Milwaukee Gen. Oblig. Series 2020 N4, 5% 4/1/23	10,000	11,136
Pub. Fin. Auth. Series 2020 A, 5% 1/1/27	1,085	1,328
Pub. Fin. Auth. Hosp. Rev. Series 2020 A, 5% 6/1/22	300	323
Wisconsin Health & Edl. Facilities:
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	3,305	3,615
Bonds:
Series 2018 B:
5%, tender 1/25/23 (a)	8,800	9,706
5%, tender 1/31/24 (a)	8,810	10,088
Series 2020 C, 5%, tender 2/15/27 (a)	5,000	6,038
Series 2014, 5% 5/1/21	625	640
Series 2019 A, 2.25% 11/1/26	1,000	978
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,425

TOTAL WISCONSIN		49,848

TOTAL MUNICIPAL BONDS
(Cost $2,848,528)		2,935,084

Municipal Notes - 3.0%
Connecticut - 0.2%
Windsor Gen. Oblig. BAN Series 2020, 2% 6/24/21	6,630	$6,710
Florida - 0.4%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.32% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,800	2,800
Tampa Hosp. Rev. Participating VRDN:
Series XM 08 85, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	6,975	6,975
Series XM 08 86, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,140	1,140

TOTAL FLORIDA		10,915

Georgia - 0.0%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.47% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,000	1,000
Illinois - 0.1%
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.47% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,900	1,900
Massachusetts - 0.4%
Ashland Gen. Oblig. BAN Series 2020, 1.75% 1/22/21	11,479	11,528
New Jersey - 0.5%
Brick Township Gen. Oblig. BAN Series 2020, 2% 6/22/21	8,800	8,906
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XF 09 75, 0.47% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,100	2,100
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN:
Series XM 09 10, 0.32% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,100	2,100
Series XM 09 12, 0.32% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,600	1,600

TOTAL NEW JERSEY		14,706

New York - 1.4%
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 C, 5% 9/1/21	3,435	3,501
Series 2019 D1, 5% 9/1/22	38,000	39,273
Participating VRDN Series XM 08 89, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,100	2,100
New York Thruway Auth. Gen. Rev. Participating VRDN Series XF 09 18, 0.38% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	700	700

TOTAL NEW YORK		45,574

South Carolina - 0.0%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 02 91, 0.38% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	1,000	1,000
TOTAL MUNICIPAL NOTES
(Cost $94,688)		93,333
	Shares	Value (000s)

Money Market Funds - 4.1%
Fidelity Municipal Cash Central Fund .16%(h)(i)
(Cost $130,114)	130,094,991	130,098
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,073,330)		3,158,515
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,168
NET ASSETS - 100%		$3,162,683

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,648,000 or 0.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$244
Total	$244

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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